Revenue Recognition	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Revenue Recognition
Disaggregation of Revenue
The Company provides disaggregation of revenue based on geographic region in Note 7 and based on the subscription versus professional services and other classification on the condensed consolidated statements of operations and comprehensive loss, as it believes these best depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.
Deferred Revenue
Deferred revenue is recorded upon establishment of unconditional right to payment under non-cancelable contracts and is recognized as the revenue recognition criteria are met. The Company generally invoices customers in advance in monthly, quarterly, semi-annual and annual installments. The deferred revenue balance is influenced by several factors, including the compounding effects of renewals, invoice duration, timing and size. The amount of revenue recognized during the three months ended June 30, 2020 and 2019 that was included in deferred revenue at the beginning of each period was $16.4 million and $11.4 million, respectively. The amount of revenue recognized during the six months ended June 30, 2020 and 2019 that was included in deferred revenue at the beginning of each period was $22.3 million and $16.6 million, respectively.
As of December 31, 2019, including amounts already invoiced and amounts contracted but not yet invoiced, $42.1 million of revenue was expected to be recognized from remaining performance obligations, of which 91% is expected to be recognized in the next 12 months, with the remainder expected to be recognized the following year. As of June 30, 2020, including amounts already invoiced and amounts contracted but not yet invoiced, $50.9 million of revenue is expected to be recognized from remaining performance obligations, of which 86% is expected to be recognized in the next 12 months, with the remainder expected to be recognized the following year.
Revenue Recognition
Disaggregation of Revenue
The Company provides disaggregation of revenue based on geographic region in Note 11 and based on the subscription versus professional services and other classification on the consolidated statements of operations and comprehensive loss, as it believes these best depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.
Deferred Revenue
Deferred revenue is recorded upon establishment of unconditional right to payment under non-cancellable contracts for subscription and professional services described above and is recognized as the revenue recognition criteria are met. The Company generally invoices customers in advance in monthly, quarterly, semi-annual and annual installments. The deferred revenue balance is influenced by several factors, including the compounding effects of renewals, invoice duration, timing and size.
Deferred revenue during the year ended December 31, 2019, increased $8.3 million as a result of $111.0 million of additional invoicing which was offset by $102.7 million of revenue recognized during the same period. Deferred revenue during the year ended December 31, 2018, increased $7.2 million as a result of $86.0 million of additional invoicing which was offset by $78.8 million of revenue recognized during the same period. The amount of revenue recognized during the years ended December 31, 2019 and 2018 that was included in deferred revenue at the beginning of each period was $20.9 million and $14.1 million, respectively.
As of December 31, 2019, including amounts already invoiced and amounts contracted but not yet invoiced, $42.1 million of revenue is expected to be recognized from remaining performance obligations, of which 91% is expected to be recognized in the next 12 months, with the remainder expected to be recognized the following year.